Description of Business (Details) $ in Billions	Sep. 30, 2018 USD ($)
Resolution Re Ltd.
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance agreement for in force income annuities	$ 6.8